Correction of Error in Previously Issued Financial Statements	12 Months Ended
Jun. 27, 2020
Correction of Error in Previously Issued Financial Statements
Note 33. Correction of Error in Previously Issued Financial Statements

Subsequent to the issuance of the Consolidated Financial Statements as of and for the fiscal years ended June 27, 2020 and June 29, 2019 on October 15, 2020, potential misclassifications were noted in the following financial statement line items in the statements of operations for the fiscal years ended June 27, 2020 and June 29, 2019: realized and unrealized loss on changes in fair value of contingent consideration, impairment expense and loss on disposals of assets, restructuring fees and other expenses. Following the identification of these potential misclassifications, the Company reviewed applicable accounting guidance and as a result adjusted the presentation of these line items to be included in the subtotal of total expenses and loss from operations. The misclassification was deemed to be an error in previously issued financial statements under ASC 250, “Accounting Changes and Error Corrections”. Management performed additional reviews and analysis of other financial statement line items on the statement of operations, reviewed our accounting policies and noted no additional corrections were required.

The following tables present the summary impacts of the adjustments on our previously reported consolidated statements of operations for the fiscal years ended June 27, 2020 and June 29, 2019:

	Fiscal Year Ended June 27, 2020			Fiscal Year Ended June 29, 2019
	Previously Reported	Adjustment	As Corrected	Previously Reported	Adjustment	As Corrected

Revenue	$157,112,281	$-	$157,112,281	$119,919,169	$-	$119,919,169
Cost of Goods Sold	98,991,307	-	98,991,307	64,468,357	-	64,468,357
Gross Profit	58,120,974	-	58,120,974	55,450,812	-	55,450,812

Expenses:
General and Administrative	200,273,872	-	200,273,872	239,344,688	-	239,344,688
Sales and Marketing	10,641,912	-	10,641,912	27,548,784	-	27,548,784
Depreciation and Amortization	39,953,805	-	39,953,805	22,055,590	-	22,055,590
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration	-	8,951,801	8,951,801	-	-	-
Impairment Expense	-	239,509,415	239,509,415	-	-	-
Loss on Disposals of Assets, Restructuring Fees and Other Expenses	-	6,233,034	6,233,034	-	16,542,840	16,542,840

Total Expenses	250,869,589	254,694,250	505,563,839	288,949,062	16,542,840	305,491,902

Loss from Operations	(192,748,615)	(254,694,250)	(447,442,865)	(233,498,250)	(16,542,840)	(250,041,090)

Other Expense (Income):
Interest Expense	40,425,315	-	40,425,315	12,381,121	-	12,381,121
Interest Income	(766,035)	-	(766,035)	(701,790)	-	(701,790)
Amortization of Debt Discount and Loan Origination Fees	9,061,967	-	9,061,967	8,308,751	-	8,308,751
Change in Fair Value of Derivatives	(8,797,409)	-	(8,797,409)	(3,908,722)	-	(3,908,722)
Realized and Unrealized Gain on Investment, Assets Held For Sale and Other Assets	(16,373,788)	-	(16,373,788)	(4,259,000)	-	(4,259,000)
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration	8,951,801	(8,951,801)	-	-	-	-
Impairment Expense	239,509,415	(239,509,415)	-	-	-	-
Loss on Disposals of Assets, Restructuring Fees and Other Expenses	50,588,435	(50,588,435)	-	16,542,840	(16,542,840)	-
Loss on Extinguishment of Debt	-	44,355,401	44,355,401	1,164,054	-	1,164,054

Total Other Expenses	322,599,701	(254,694,250)	67,905,451	29,527,254	(16,542,840)	12,984,414

Loss from Continuing Operations Before Provision for Income Taxes	(515,348,316)	-	(515,348,316)	(263,025,504)	-	(263,025,504)
Provision for Income Tax Benefit	39,598,946	-	39,598,946	6,369,046	-	6,369,046

Net Loss from Continuing Operations	(475,749,370)	-	(475,749,370)	(256,656,458)	-	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes	(50,781,039)	-	(50,781,039)	(1,264,196)	-	(1,264,196)

Net Loss	(526,530,409)	-	(526,530,409)	(257,920,654)	-	(257,920,654)

Net Loss Attributable to Non-Controlling Interest	(279,266,058)	-	(279,266,058)	(188,840,766)	-	(279,266,058)

Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$(247,264,351)	$-	$(247,264,351)	$(69,079,888)	$-	$21,345,404

Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(0.73)	$-	$(0.73)	$(0.64)	$-	$(0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(0.19)	$-	$(0.19)	$(0.01)	$-	$(0.01)
Weighted-Average Shares Outstanding - Basic and Diluted	270,418,842	-	270,418,842	105,915,105	-	105,915,105

There was no effect on retained earnings or other appropriate components of equity or net assets in the statement of financial position as of and for the fiscal years ended June 27, 2020 and June 29, 2019 as a result of the correction of error in previously issued financial statements.